Basis of preparation (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Basis Of Preparation [Abstract]
Cash & cash equivalents	$ 62,960	$ 71,318	$ 60,447	$ 136,881
Maximum amount paid in cash outflows from operating activities	$ 48,500
Percentage of reduction in cash outflows from operating activities	23.00%